Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Disclosure Of Additional Information [Abstract]
Cash and cash equivalents
CASH AND CASH EQUIVALENTS

	US Dollars
Figures in millions	2018	2017	2016

Cash and deposits on call	312	170	167
Money market instruments	17	35	48
Total cash and cash equivalents (note 33 and note 34)	329	205	215